General (Changes In Ownership Interest In Subsidiaries) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007
General [Abstract]
Net income attributable to AerCap Holdings N.V.	$ 172,224	$ 207,573	[1],[2],[3],[4]	$ 165,166	[1],[2]	$ 151,806	$ 188,453
Increase in AerCap Holdings N.V. paid-in capital as a result of a default of the joint venture partner in AerVenture				25,078
Decrease in AerCap Holdings N.V. paid-in capital for sale of 50% equity interest in AerVenture				(45,182)
Decrease in AerCap Holdings N.V. paid-in capital for the repurchase of 50% equity interest in AerVenture		(49,854)
Increase in AerCap Holdings N.V. paid-in capital for the sale of a 50% equity interest in a A330 joint venture		2,072
Net transfers (to) from non-controlling interest		(47,782)		(20,104)
Changes in AerCap Holdings N.V. equity from net income attributable to AerCap Holdings N.V. and transfers (to) from non-controlling interests	$ 172,224	$ 159,791		$ 145,062

[1]	As a result of the sale of AeroTurbine and based on ASC 205-20, which governs financials statements for discontinued operations, the results of AeroTurbine have been reclassified to discontinued operations.
[2]	Certain reclassifications have been made to prior years' Consolidated Income Statements to reflect the current year presentation.
[3]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.
[4]	Includes the results of Genesis Lease Limited ("Genesis") for the period from March 25, 2010 (date of acquisition) to December 31, 2010 and the issue of shares to Genesis and Waha Capital PJSC ("Waha").